General administrative expenses and other net operating income (expenses) - Details of administrative expenses (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)
Short-term employee benefits expense [abstract]
Salaries		₩ 1,831,137		₩ 1,980,363	₩ 1,775,018
Employee fringe benefits		600,001		590,255	545,534
Share based payments		12,946		9,632	17,774
Retirement benefit service costs		119,670		169,303	181,797
Termination		164,922		162,019	180,872
Sub total		2,728,676		2,911,572	2,700,995
Depreciation and amortisation expense [abstract]
Depreciation and amortization		503,035		521,827	524,154
Other general and administrative expense [Abstract]
Rent		124,355		80,130	83,879
Taxes and public dues		190,334		157,905	135,015
Service charges		245,656		233,495	231,852
Computer and IT related		144,017		127,186	117,875
Telephone and communication		88,018		84,204	79,145
Operating promotion		53,896		53,733	44,248
Advertising		161,896		160,464	101,384
Printing		6,072		6,799	6,449
Traveling		13,364		10,716	7,449
Supplies		9,156		8,309	7,642
Insurance premium		14,380		20,670	10,692
Maintenance		24,932		23,266	20,808
Water, light and heating		19,161		16,165	14,520
Vehicle maintenance		14,725		14,831	11,590
Others	[1]	101,760		98,618	49,714
Sub total		1,211,722		1,096,491	922,262
Total		4,443,433	$ 3,441,854	4,529,890	₩ 4,147,411
House welfare fund contribution		₩ 40,047		₩ 40,200

[1]	In-house welfare fund contributions amounted to 40,200 million Won and 40,047 million Won as of December 31, 2022 and 2023, respectively.